RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 1, 2020, Globis SPAC LLC purchased 2,875,000 shares of the Company’s common stock for an aggregate price of $25,000. On December 7, 2020, the Company sold an additional 172,500 shares of the Company’s common stocks to Up and Up for an aggregate price of $1,500, resulting in a total of 3,047,500 shares of common stock being sold to the Sponsors (the “Founder Shares”) and being issued and outstanding, of which an aggregate of up to 397,500 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsors would own approximately 21% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option on December 15, 2020, no Founder Shares are currently subject to forfeiture.

In February 2021, the Sponsor transferred an aggregate of 45,000 Founder Shares to three of the Company’s director nominees. In December 2021, the Sponsor transferred an aggregate 60,000 common stock purchase warrants to three of the Company’s director nominees.

The transfer of the Founders Shares and common stock purchase warrants to the Company’s director nominees, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 45,000 shares transferred to the Company’s director nominees in February 2021 was $345,455 or $7.68 per share. The fair value of the 60,000 common stock purchase warrants transferred to the Company’s director nominees in December 2021 was $39,510 or $0.6585 per share. The Founders Shares and common stock purchase warrants were effectively transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares and common stock purchase warrants is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

The Sponsors agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the date of the consummation of a Business Combination or the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 15, 2020, the effective date of the Initial Public Offering, to pay an affiliate of Globis SPAC LLC a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021 and for the period from August 21, 2020 (inception) through December 31, 2020, the Company incurred $120,000 and $5,000 in fees for these services, of which $5,000 is included in accrued expenses in the accompanying balance sheets at December 31, 2021 and 2020.

Advances from Related Party

As of December 2, 2020, the Sponsor advanced the Company $50,000 to fund certain offering costs in connection with the Initial Public Offering. The outstanding balance under these advances was repaid upon the closing of the Initial Public Offering on December 15, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest.

On January 11, 2021, the Company issued the Note to the Lender, which provides for borrowings from time to time of up to an aggregate of $1,000,000. The Note bears no interest and is due and payable upon the date on which the Company consummates its initial Business Combination.

On April 28, 2021, the Note was amended to terminate the option for the Lender to convert the amount outstanding under the Note into Private Warrants.

On July 19, 2021, the Note was amended to increase the principal amount of the Note to $2,000,000.

On October 13, 2021, the Note was amended to increase the principal amount of the Note to $3,000,000.

On December 29, 2021, the Note was amended to increase the principal amount of the Note to $5,000,000.

On January 27, 2022, the Note was amended to increase the principal amount of the Note to $7,000,000.

On various dates during the year ended December 31, 2021, the Company drew a total of $1,450,000 under the Note for working capital purposes, in accordance with the terms of the Note.

On December 10, 2021, the Company drew down $1,150,000 under the Note in order to extend the period of time the Company has to complete its Business Combination from December 15, 2021 to March 15, 2022. The proceeds from the draw down were deposited into the Company’s Trust Account.

As of December 31, 2021, the total amount outstanding under the Note amounted to $2,600,000.